Costs (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Detailed Information of Inventory Costs

	2017	2016	2015
Inventories at beginning of year	21,820	19,258	13,001
Purchases for the year	66,075	48,760	33,886
Production costs(1)	147,423	127,075	85,550
Translation effect	3,877	4,031	6,358
Reclassifications and other movements	(92)	—	—
Inventories at end of year	(27,291)	(21,820)	(19,258)

	211,812	177,304	119,537

(1)	See Note 21.